PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 81.9%
Basic Materials : 3.1%
1,300,000
(1)
Alumina Pty Ltd.,
6.125%,
03/15/2030 $ 1,320,448
0.7
3,000,000  Celanese US Holdings
LLC, 6.500%,
04/15/2030 3,072,894
1.8
1,000,000
(1)(2)
Novelis, Inc., 6.875%,
01/30/2030 1,034,556
0.6
5,427,898
3.1
Communications : 8.7%
1,000,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 981,490
0.6
3,500,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 10.000%,
02/15/2031 3,400,314
2.0
1,600,000
(1)
Gen Digital, Inc.,
6.750%,
09/30/2027 1,629,651
0.9
1,500,000
(1)
ION Trading
Technologies Sarl,
5.750%,
05/15/2028 1,448,713
0.8
3,250,000
(1)
ION Trading
Technologies Sarl,
9.500%,
05/30/2029 3,354,003
1.9
1,088,000
(1)
Uber Technologies, Inc.,
7.500%,
09/15/2027 1,098,420
0.6
500,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 499,096
0.3
2,650,000
(1)
Univision
Communications, Inc.,
8.000%,
08/15/2028 2,691,364
1.6
15,103,051
8.7
Consumer, Cyclical : 24.7%
1,998,000
(1)
Caesars Entertainment,
Inc., 8.125%,
07/01/2027 1,999,848
1.1
2,500,000
(1)
eG Global Finance PLC,
12.000%,
11/30/2028 2,762,447
1.6
4,000,000  Ford Motor Credit
Co. LLC, 5.875%,
11/07/2029 4,013,206
2.3
2,000,000  Ford Motor Credit
Co. LLC, 6.950%,
03/06/2026 2,019,571
1.2
500,000
(1)
Gates Corp., 6.875%,
07/01/2029 519,809
0.3
1,562,000  General Motors Co.,
6.125%,
10/01/2025 1,564,851
0.9
5,250,000
(1)
Global Auto Holdings
Ltd./AAG FH UK Ltd.,
11.500%,
08/15/2029 5,142,290
2.9
1,000,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 1,020,791
0.6
1,500,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 1,543,107
0.9
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,750,000
(1)(2)
JetBlue Airways Corp.
/ JetBlue Loyalty L.P.,
9.875%,
09/20/2031 $ 3,650,649
2.1
1,000,000  MGM Resorts
International, 5.500%,
04/15/2027 1,006,034
0.6
750,000
(2)
MGM Resorts
International, 6.125%,
09/15/2029 763,332
0.4
800,000
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 801,550
0.5
1,200,000
(1)
OneSky Flight LLC,
8.875%,
12/15/2029 1,250,527
0.7
6,250,000
(1)
Saks Global Enterprises
LLC, 11.000%,
12/15/2029 3,468,750
2.0
822,000
(1)
Six Flags Theme
Parks, Inc., 7.000%,
07/01/2025 822,000
0.5
4,000,000
(1)
Specialty Building
Products Holdings LLC
/ SBP Finance Corp.,
7.750%,
10/15/2029 3,934,526
2.3
1,500,000
(1)(2)
Victra Holdings LLC /
Victra Finance Corp.,
8.750%,
09/15/2029 1,573,320
0.9
1,250,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 7.875%,
05/01/2027 1,258,710
0.7
3,750,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 9.500%,
06/01/2028 3,857,147
2.2
42,972,465
24.7
Consumer, Non-cyclical : 13.9%
3,500,000
(1)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 3,580,595
2.1
500,000
(1)
Brink's Co., 6.500%,
06/15/2029 515,767
0.3
4,800,000
(1)(2)
Champions Financing,
Inc., 8.750%,
02/15/2029 4,639,536
2.7
1,000,000
(1)
Dcli Bidco LLC, 7.750%,
11/15/2029 1,013,803
0.6
975,000  HCA, Inc., 4.125%,
06/15/2029 958,201
0.5
1,300,000  HCA, Inc., 5.875%,
02/15/2026 1,301,450
0.7
4,250,000
(1)
Herc Holdings, Inc.,
5.500%,
07/15/2027 4,253,761
2.4
1,000,000
(1)
Herc Holdings, Inc.,
7.000%,
06/15/2030 1,044,982
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,550,000
(1)
Mobius Merger
Sub, Inc., 9.000%,
06/01/2030 $ 4,094,377
2.4
1,000,000
(1)
United Rentals North
America, Inc., 6.000%,
12/15/2029 1,024,935
0.6
765,000
(1)
WASH Multifamily
Acquisition, Inc.,
5.750%,
04/15/2026 762,790
0.4
1,000,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 1,039,571
0.6
24,229,768
13.9
Energy : 7.0%
600,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 625,589
0.3
1,365,000
(1)
CVR Energy, Inc.,
8.500%,
01/15/2029 1,366,552
0.8
1,500,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 1,557,806
0.9
2,000,000
(1)
Excelerate Energy L.P.,
8.000%,
05/15/2030 2,109,877
1.2
500,000  Global Partners L.P.
/ GLP Finance Corp.,
6.875%,
01/15/2029 508,031
0.3
1,169,000  HF Sinclair Corp.,
6.375%,
04/15/2027 1,176,535
0.7
8,788,763
(1)
NFE Financing LLC,
12.000%,
11/15/2029 3,997,349
2.3
600,000
(1)(3)
Sunnova Energy Corp.,
5.875%,
09/01/2026 12,387
0.0
5,500,000
(1)(3)
Sunnova Energy Corp.,
11.750%,
10/01/2028 133,512
0.1
625,000
(1)
Sunoco L.P. / Sunoco
Finance Corp., 7.000%,
09/15/2028 645,296
0.4
12,132,934
7.0
Financial : 14.9%
1,000,000
(1)
Freedom Mortgage
Corp., 12.000%,
10/01/2028 1,076,058
0.6
2,750,000
(1)
Freedom Mortgage
Holdings LLC, 9.250%,
02/01/2029 2,858,419
1.6
1,500,000
(1)
HAT Holdings I LLC /
HAT Holdings II LLC,
3.750%,
09/15/2030 1,377,482
0.8
250,000
(1)
Iron Mountain, Inc.,
7.000%,
02/15/2029 258,966
0.2
1,057,000
(1)
LD Holdings Group
LLC, 6.125%,
04/01/2028 867,586
0.5
3,650,000
(1)
LD Holdings Group
LLC, 8.750%,
11/01/2027 3,319,640
1.9
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,000,000
(1)
Nationstar Mortgage
Holdings, Inc., 6.000%,
01/15/2027 $ 1,001,702
0.6
1,000,000
(1)
Nationstar Mortgage
Holdings, Inc., 6.500%,
08/01/2029 1,022,079
0.6
500,000
(1)
PennyMac Financial
Services, Inc., 7.125%,
11/15/2030 518,515
0.3
2,500,000
(1)
Provident Funding
Associates L.P. / PFG
Finance Corp., 9.750%,
09/15/2029 2,630,718
1.5
250,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 258,948
0.1
750,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2030 764,741
0.4
1,500,000  SLM Corp., 6.500%,
01/31/2030 1,575,600
0.9
1,000,000
(1)
TrueNoord Capital DAC,
8.750%,
03/01/2030 1,039,203
0.6
2,250,000
(1)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 2,251,186
1.3
1,000,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 998,236
0.6
1,500,000
(1)
UWM Holdings LLC,
6.625%,
02/01/2030 1,502,968
0.9
2,500,000
(1)
XHR L.P., 6.625%,
05/15/2030 2,550,293
1.5
25,872,340
14.9
Industrial : 2.8%
1,900,000
(1)
Axon Enterprise, Inc.,
6.125%,
03/15/2030 1,958,634
1.1
1,750,000
(1)
Esab Corp., 6.250%,
04/15/2029 1,793,944
1.1
1,000,000  Hillenbrand, Inc.,
6.250%,
02/15/2029 1,020,315
0.6
4,772,893
2.8
Technology : 2.8%
2,702,000
(1)
Consensus Cloud
Solutions, Inc., 6.000%,
10/15/2026 2,690,179
1.5
2,200,000
(1)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 2,190,675
1.3
4,880,854
2.8
Utilities : 4.0%
4,300,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.375%,
06/01/2028 4,436,860
2.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.500%,
06/01/2030 $ 519,122
0.3
1,500,000
(1)
ContourGlobal Power
Holdings SA, 6.750%,
02/28/2030 1,547,415
0.9
500,000  NRG Energy, Inc.,
5.750%,
01/15/2028 502,842
0.3
7,006,239
4.0
Total Corporate Bonds/
Notes
(Cost $153,481,957)
142,398,442
81.9
BANK LOANS : 13.6%
Communications : 3.3%
1,880,000
(4)
Directv Financing LLC,
Term Loan,
02/15/2031 1,804,800
1.0
3,989,924
(4)
Summer (BC), Tranche
B,
02/21/2029 3,950,025
2.3
5,754,825
3.3
Consumer, Non-cyclical : 2.0%
3,482,500  Medline Borrower LP,
Dollar Incremental
Term Loan, 6.577%,
(TSFR1M+2.250%),
10/23/2028 3,486,853
2.0
Financial : 4.8%
7,000,000  Asurion LLC, 2021
Second Lien Term
Loan B4, 9.691%,
(TSFR1M+3.500%),
01/20/2029 6,514,998
3.8
1,975,000
(4)
Moneygram
International, Inc.,
2024 Term Loan B,
06/01/2030 1,789,844
1.0
8,304,842
4.8
Industrial : 3.5%
5,985,000  Quikrete Holdings
Inc, Tranche B-3
Term Loan, 6.577%,
(TSFR1M+2.250%),
02/10/2032 5,983,929
3.5
Total Bank Loans
(Cost $23,883,176)
23,530,449
13.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.1%
Energy : 0.1%
60,625  New Fortress Energy,
Inc.
$ 201,275
0.1
Total Common Stock
(Cost $–)
201,275
0.1
Total Long-Term
Investments
(Cost $177,365,133)
166,130,166
95.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 10.8%
Repurchase Agreements : 7.0%
3,394,462
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $3,394,870,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$3,462,351, due
06/01/30-02/01/57)
3,394,462
1.9
3,394,462
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $3,394,870,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$3,462,351, due
08/15/34-06/01/55)
3,394,462
2.0
864,606
(5)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
06/30/2025, 4.380%,
due 07/01/2025
(Repurchase Amount
$864,710, collateralized
by various U.S.
Government Securities,
1.875%-4.250%, Market
Value plus accrued
interest $881,898, due
11/15/40-02/15/51)
864,606
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,325,870
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $3,326,270,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$3,392,387, due
03/01/34-05/01/55)
$ 3,325,870
1.9
1,183,370
(5)
Nomura Securities
International
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $1,183,512,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.950%, Market Value
plus accrued interest
$1,207,037, due
05/15/41-08/20/62)
1,183,370
0.7
Total Repurchase
Agreements
(Cost $12,162,770)
12,162,770
7.0
Time Deposits : 1.2%
340,000
(5)
Canadian Imperial Bank
of Commerce,
4.320
%,
07/01/2025 340,000
0.2
350,000
(5)
Credit Agricole
Corporate and
Investment Bank,
4.310
%,
07/01/2025 350,000
0.2
330,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
07/01/2025 330,000
0.2
340,000
(5)
Mizuho Bank Ltd.,
4.330
%,
07/01/2025 340,000
0.2
340,000
(5)
Royal Bank of Canada,
4.330
%,
07/01/2025 340,000
0.2
340,000
(5)
Svenska
Handelsbanken AB,
4.300
%,
07/01/2025 340,000
0.2
Total Time Deposits
(Cost $2,040,000)
2,040,000
1.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.6%
4,540,557
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.220%
(Cost $4,540,557) $ 4,540,557 2.6
Total Short-Term
Investments
(Cost $18,743,327)
$ 18,743,327
10.8
Total Investments in
Securities
(Cost $196,108,460) $ 184,873,493 106.4
Liabilities in Excess of
Other Assets
(11,075,975) (6.4)
Net Assets $ 173,797,518 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Defaulted security.
(4)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of June 30, 2025.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Short Duration High Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 142,398,442 $ — $ 142,398,442
Bank Loans — 23,530,449 — 23,530,449
Common Stock 201,275 — — 201,275
Short-Term Investments 4,540,557 14,202,770 — 18,743,327
Total Investments, at fair value $ 4,741,832 $ 180,131,661 $ — $ 184,873,493
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 2,690,190
Gross Unrealized Depreciation (13,925,157)
Net Unrealized Depreciation $ (11,234,967)